Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) contract	Jun. 30, 2021 USD ($)	Jun. 30, 2022 EUR (€) contract $ / $ $ / €	Jun. 30, 2022 SGD ($) contract $ / $ $ / €
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 14,422	$ 4,049	$ 59,902	$ 31,457
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Number of contract expired | contract			43
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (1,668)	$ 331	$ (1,974)	$ (587)
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional amount | €					€ 22,000
Forward foreign exchange contracts held for trading | SGD
Forward foreign exchange contracts
Notional amount | $						$ 38,000
GasLog with counterparty Citibank Europe PLC UK, Settlement in October 2022 | EUR
Forward foreign exchange contracts
Trade date			February 2022
Number of Contracts | contract					1	1
Settlement Date			October 2022
Fixed Exchange Rate | $ / €					1.1279	1.1279
Notional amount | €					€ 3,500
GasLog with counterparty HSBC, Settlement in January - March 2023 | EUR
Forward foreign exchange contracts
Trade date			February 2022
Number of Contracts | contract					3	3
Settlement Date			January-March 2023
Notional amount | €					€ 1,500
GasLog with counterparty HSBC, Settlement in January - March 2023 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1373	1.1373
GasLog with counterparty HSBC, Settlement in January - March 2023 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1403	1.1403
GasLog with Counterparty ABN, Settlement in November - December 2022 | EUR
Forward foreign exchange contracts
Trade date			February 2022
Number of Contracts | contract					2	2
Settlement Date			November-December 2022
Notional amount | €					€ 2,000
GasLog with Counterparty ABN, Settlement in November - December 2022 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1327	1.1327
GasLog with Counterparty ABN, Settlement in November - December 2022 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1344	1.1344
GasLog with Counterparty DNB, Settlement in January - June 2023 | EUR
Forward foreign exchange contracts
Trade date			April 2022
Number of Contracts | contract					6	6
Settlement Date			January-June 2023
Fixed Exchange Rate | $ / €					1.1000	1.1000
Notional amount | €					€ 6,000
GasLog with Counterparty OCBC, Settlement in January - March 2023 | EUR
Forward foreign exchange contracts
Trade date			April 2022
Number of Contracts | contract					3	3
Settlement Date			January-March 2023
Notional amount | €					€ 3,000
GasLog with Counterparty OCBC, Settlement in January - March 2023 | EUR | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1051	1.1051
GasLog with Counterparty OCBC, Settlement in January - March 2023 | EUR | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / €					1.1098	1.1098
GasLog with Counterparty DNB, Settlement in July - December 2023 | EUR
Forward foreign exchange contracts
Trade date			June 2022
Number of Contracts | contract					6	6
Settlement Date			July-December 2023
Fixed Exchange Rate | $ / €					1.1300	1.1300
Notional amount | €					€ 6,000
GasLog with Counterparty HSBC, Settlement in September - October 2022 | SGD
Forward foreign exchange contracts
Trade date			April 2022
Number of Contracts | contract					2	2
Settlement Date			September-October 2022
Notional amount | $						$ 4,000
GasLog with Counterparty HSBC, Settlement in September - October 2022 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3612	1.3612
GasLog with Counterparty HSBC, Settlement in September - October 2022 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3622	1.3622
GasLog with Counterparty ABN, Settlement in September - October 2022 | SGD
Forward foreign exchange contracts
Trade date			April 2022
Number of Contracts | contract					2	2
Settlement Date			September-October 2022
Notional amount | $						$ 4,000
GasLog with Counterparty ABN, Settlement in September - October 2022 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3615	1.3615
GasLog with Counterparty ABN, Settlement in September - October 2022 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3624	1.3624
GasLog with Counterparty OCBC, Settlement in September - October 2022 | SGD
Forward foreign exchange contracts
Trade date			April 2022
Number of Contracts | contract					2	2
Settlement Date			September-October 2022
Notional amount | $						$ 8,000
GasLog with Counterparty OCBC, Settlement in September - October 2022 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3633	1.3633
GasLog with Counterparty OCBC, Settlement in September - October 2022 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3643	1.3643
GasLog with Counterparty Nordea, Settlement in October 2022 | SGD
Forward foreign exchange contracts
Trade date			May 2022
Number of Contracts | contract					2	2
Settlement Date			October 2022
Notional amount | $						$ 3,000
GasLog with Counterparty Nordea, Settlement in October 2022 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3742	1.3742
GasLog with Counterparty Nordea, Settlement in October 2022 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3825	1.3825
GasLog with Counterparty ABN, Settlement in October 2022 | SGD
Forward foreign exchange contracts
Trade date			May 2022
Number of Contracts | contract					1	1
Settlement Date			October 2022
Fixed Exchange Rate | $ / $					1.3738	1.3738
Notional amount | $						$ 1,000
GasLog with Counterparty ABN, Settlement in October 2022 - February 2023 | SGD
Forward foreign exchange contracts
Trade date			June 2022
Number of Contracts | contract					2	2
Settlement Date			October 2022 - February 2023
Notional amount | $						$ 7,500
GasLog with Counterparty ABN, Settlement in October 2022 - February 2023 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3845	1.3845
GasLog with Counterparty ABN, Settlement in October 2022 - February 2023 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3888	1.3888
Gaslog With Counterparty Citibank Europe PLC UK, Settlement In October 2022 - February 2023 | SGD
Forward foreign exchange contracts
Trade date			June 2022
Number of Contracts | contract					2	2
Settlement Date			October 2022 - February 2023
Notional amount | $						$ 4,500
Gaslog With Counterparty Citibank Europe PLC UK, Settlement In October 2022 - February 2023 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3846	1.3846
Gaslog With Counterparty Citibank Europe PLC UK, Settlement In October 2022 - February 2023 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3889	1.3889
Gaslog With Counterparty Goldman Sachs Bank Europe SE, Settlement In October 2022 - February 2023 | SGD
Forward foreign exchange contracts
Trade date			June 2022
Number of Contracts | contract					2	2
Settlement Date			October 2022 - February 2023
Notional amount | $						$ 3,500
Gaslog With Counterparty Goldman Sachs Bank Europe SE, Settlement In October 2022 - February 2023 | SGD | Minimum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3768	1.3768
Gaslog With Counterparty Goldman Sachs Bank Europe SE, Settlement In October 2022 - February 2023 | SGD | Maximum
Forward foreign exchange contracts
Fixed Exchange Rate | $ / $					1.3836	1.3836
GasLog with Counterparty OCBC, Settlement in February 2023 | SGD
Forward foreign exchange contracts
Trade date			June 2022
Number of Contracts | contract					1	1
Settlement Date			February 2023
Fixed Exchange Rate | $ / $					1.3852	1.3852
Notional amount | $						$ 2,500